Other Comprehensive Loss - Reclassified from Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reclassification from accumulated other comprehensive loss
Amortization of pension and other postretirement benefits	$ 12	$ 27	$ 8
Total before tax	(105)	(93)	(20)
Income tax benefit (expense)	31	(12)	(150)
Net loss	(74)	(105)	$ (170)
Reclassification out of Accumulated Other Comprehensive Income
Reclassification from accumulated other comprehensive loss
Income tax benefit (expense)	0	0
Net loss	13	14
Reclassification out of Accumulated Other Comprehensive Income | Pension and other postretirement benefits adjustments, net of tax
Reclassification from accumulated other comprehensive loss
Total before tax	13	14
Reclassification out of Accumulated Other Comprehensive Income | Actuarial loss
Reclassification from accumulated other comprehensive loss
Amortization of pension and other postretirement benefits	12	13
Reclassification out of Accumulated Other Comprehensive Income | Prior service cost
Reclassification from accumulated other comprehensive loss
Amortization of pension and other postretirement benefits	$ 1	$ 1